Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The table below sets forth the net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each year:

	For the year ended December 31,
	2024	2023	2022

Net income allocated available to holders of common shares (a)	769	710	1,220

Weighted average of the number of shares, excluding treasury shares	1,351	1,350	1,348
Basic denominator (millions of shares) (b)	1,351	1,350	1,348

Weighted average of stock option	4	4	6
Diluted denominator (millions of shares) (c)	1,355	1,354	1,353

Basic earnings per million shares (R$) (a/b)	0.569164	0.525574	0.905322
Diluted earnings per million shares (R$) (a/c)	0.567277	0.524174	0.901589